Schedule of Investments (unaudited) October 31, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Howmet Aerospace Inc.	4,054	$144,120
Raytheon Technologies Corp.	80,561	7,638,794

		7,782,914

Air Freight & Logistics — 0.9%
CH Robinson Worldwide Inc.	40,625	3,969,875
Expeditors International of Washington Inc.	37,821	3,700,785
FedEx Corp.	5,288	847,561
United Parcel Service Inc., Class B	21,647	3,631,717

		12,149,938

Airlines — 0.2%
Alaska Air Group Inc.(a)	45,182	2,008,792
JetBlue Airways Corp.(a)	23,515	189,060

		2,197,852

Auto Components — 0.1%
Aptiv PLC(a)	12,215	1,112,420

Automobiles — 2.1%
Ford Motor Co.	137,858	1,843,161
General Motors Co.	84,157	3,303,162
Lucid Group Inc.(a)(b)	16,351	233,656
Rivian Automotive Inc., Class A(a)(b)	15,364	537,279
Tesla Inc.(a)	101,957	23,199,296

		29,116,554

Banks — 3.8%
Bank of America Corp.	85,041	3,064,878
Bank of Hawaii Corp.	12,930	982,033
Citigroup Inc.	58,506	2,683,085
Citizens Financial Group Inc.	42,669	1,745,162
Comerica Inc.	16,216	1,143,228
Commerce Bancshares Inc.	10,587	749,983
Fifth Third Bancorp.	79,277	2,829,396
FNB Corp.	82,752	1,195,766
Huntington Bancshares Inc./OH	193,732	2,940,852
JPMorgan Chase & Co.	124,136	15,626,240
KeyCorp.	290,932	5,198,955
PNC Financial Services Group Inc. (The)	31,281	5,062,204
Signature Bank/New York NY	2,250	356,693
U.S. Bancorp.	109,736	4,658,293
Wells Fargo & Co.	91,317	4,199,669

		52,436,437

Beverages — 2.8%
Coca-Cola Co. (The)	368,921	22,079,922
Keurig Dr Pepper Inc.(b)	27,335	1,061,691
Molson Coors Beverage Co., Class B	50,358	2,539,554
Monster Beverage Corp.(a)	2,216	207,684
PepsiCo Inc.	74,717	13,567,113

		39,455,964

Biotechnology — 2.6%
AbbVie Inc.	113,299	16,586,974
Alnylam Pharmaceuticals Inc.(a)	2,438	505,300
Amgen Inc.	18,838	5,092,853
Biogen Inc.(a)	16,980	4,812,811
Incyte Corp.(a)	11,704	870,075
Mirati Therapeutics Inc.(a)	2,554	171,935
Moderna Inc.(a)	12,733	1,914,152
Novavax Inc.(a)(b)	6,510	144,978
Regeneron Pharmaceuticals Inc.(a)	2,627	1,966,966

Security	Shares	Value

Biotechnology (continued)
Seagen Inc.(a)	2,106	$267,799
Vertex Pharmaceuticals Inc.(a)	10,837	3,381,144

		35,714,987

Building Products — 1.6%
A O Smith Corp.	76,287	4,179,002
Builders FirstSource Inc.(a)	30,826	1,900,731
Carrier Global Corp.	15,516	616,916
Johnson Controls International PLC	157,839	9,129,408
Masco Corp.	17,917	829,020
Trane Technologies PLC	35,039	5,593,275

		22,248,352

Capital Markets — 3.2%
Ameriprise Financial Inc.	5,413	1,673,267
Bank of New York Mellon Corp. (The)	47,064	1,981,865
Blackstone Inc., NVS	21,695	1,977,282
Charles Schwab Corp. (The)	54,248	4,321,938
Coinbase Global Inc., Class A(a)(b)	6,824	452,090
FactSet Research Systems Inc.	8,350	3,552,841
Goldman Sachs Group Inc. (The)	24,687	8,504,918
LPL Financial Holdings Inc.	16,309	4,169,396
Moody’s Corp.	3,169	839,373
Morgan Stanley	14,987	1,231,482
MSCI Inc.	5,546	2,600,298
Nasdaq Inc.	64,163	3,993,505
Northern Trust Corp.	6,465	545,323
Raymond James Financial Inc.	3,680	434,755
S&P Global Inc.	19,927	6,401,549
State Street Corp.	34,906	2,583,044

		45,262,926

Chemicals — 2.0%
Albemarle Corp.	2,252	630,267
DuPont de Nemours Inc.	57,200	3,271,840
Ecolab Inc.	44,070	6,922,075
Element Solutions Inc.	47,841	822,865
FMC Corp.	25,138	2,988,908
International Flavors & Fragrances Inc.	8,595	838,958
Linde PLC	21,823	6,489,069
Mosaic Co. (The)	5,600	301,000
PPG Industries Inc.	15,324	1,749,694
Sherwin-Williams Co. (The)	15,152	3,409,655

		27,424,331

Commercial Services & Supplies — 0.8%
MSA Safety Inc.	5,881	789,465
Republic Services Inc.	9,463	1,254,983
Waste Management Inc.	55,858	8,846,232

		10,890,680

Communications Equipment — 0.9%
Arista Networks Inc.(a)	5,696	688,419
Cisco Systems Inc.	257,462	11,696,499
Juniper Networks Inc.	5,664	173,318
Motorola Solutions Inc.	2,107	526,139

		13,084,375

Construction & Engineering — 0.1%
AECOM	10,344	778,696
MasTec Inc.(a)	6,519	502,485

		1,281,181

Consumer Finance — 0.8%
Ally Financial Inc.	48,846	1,346,196

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Consumer Finance (continued)
American Express Co.	30,775	$4,568,548
Capital One Financial Corp.	43,945	4,659,049

		10,573,793

Containers & Packaging — 0.4%
Avery Dennison Corp.	11,479	1,946,264
Ball Corp.	52,935	2,614,460
Berry Global Group Inc.(a)	8,711	412,204
Crown Holdings Inc.	2,800	192,052
Westrock Co.	7,345	250,171

		5,415,151

Distributors — 0.4%
Genuine Parts Co.	27,177	4,833,701
Pool Corp.	4,605	1,400,979

		6,234,680

Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	5,720	373,630
Grand Canyon Education Inc.(a)	4,689	471,854
H&R Block Inc.	3,566	146,741
Service Corp. International	6,069	367,842

		1,360,067

Diversified Financial Services — 1.4%
Berkshire Hathaway Inc., Class B(a)	63,711	18,800,479
Voya Financial Inc.	9,067	619,820

		19,420,299

Diversified Telecommunication Services — 0.9%
AT&T Inc.	362,629	6,610,727
Frontier Communications Parent Inc.(a)	7,332	171,715
Lumen Technologies Inc.	16,724	123,089
Verizon Communications Inc.	138,143	5,162,404

		12,067,935

Electric Utilities — 1.6%
Avangrid Inc.	32,441	1,319,700
Constellation Energy Corp.	8,309	785,533
Edison International	5,386	323,375
Eversource Energy	112,936	8,614,758
Exelon Corp.	91,803	3,542,678
NextEra Energy Inc.	92,309	7,153,948
PG&E Corp.(a)	29,914	446,616

		22,186,608

Electrical Equipment — 1.2%
Acuity Brands Inc.	17,995	3,303,342
AMETEK Inc.	2,171	281,492
Eaton Corp. PLC	31,489	4,725,554
Generac Holdings Inc.(a)	4,091	474,188
Rockwell Automation Inc.	24,979	6,377,139
Sunrun Inc.(a)(b)	41,536	934,975
Vertiv Holdings Co.	9,051	129,520

		16,226,210

Electronic Equipment, Instruments & Components — 0.1%
Amphenol Corp., Class A	13,248	1,004,596
National Instruments Corp.	7,650	292,077

		1,296,673

Energy Equipment & Services — 0.3%
Baker Hughes Co.	107,021	2,960,201
Halliburton Co.	16,522	601,731
Schlumberger NV	13,722	713,956

		4,275,888

Security	Shares	Value

Entertainment — 1.7%
Activision Blizzard Inc.	12,905	$939,484
AMC Entertainment Holdings Inc., Class A(a)(b)	39,730	264,602
Electronic Arts Inc.	3,395	427,634
Live Nation Entertainment Inc.(a)(b)	28,267	2,250,336
Madison Square Garden Sports Corp.	1,476	231,156
Netflix Inc.(a)	31,555	9,210,273
ROBLOX Corp., Class A(a)	5,522	247,054
Roku Inc.(a)	5,172	287,253
Spotify Technology SA(a)	9,051	729,330
Walt Disney Co. (The)(a)	69,500	7,404,530
Warner Bros. Discovery Inc.(a)	98,777	1,284,101

		23,275,753

Equity Real Estate Investment Trusts (REITs) — 3.0%
American Tower Corp.	20,706	4,290,076
Boston Properties Inc.	74,990	5,451,773
Brixmor Property Group Inc.	73,406	1,564,282
Crown Castle Inc.	1,128	150,317
Digital Realty Trust Inc.	11,630	1,165,908
Equinix Inc.	7,758	4,394,442
Equity LifeStyle Properties Inc.	5,176	331,057
Equity Residential	24,200	1,525,084
Essex Property Trust Inc.	1,343	298,468
Federal Realty Investment Trust	41,482	4,105,888
Host Hotels & Resorts Inc.	15,516	292,942
Hudson Pacific Properties Inc.	41,376	456,791
Iron Mountain Inc.	5,350	267,875
Kilroy Realty Corp.	78,401	3,350,859
Kimco Realty Corp.	54,632	1,168,032
Prologis Inc.	43,868	4,858,381
Regency Centers Corp.	28,446	1,721,267
SL Green Realty Corp.	15,247	605,001
UDR Inc.	80,264	3,191,297
Ventas Inc.	38,449	1,504,509
Vornado Realty Trust	4,821	113,727
Weyerhaeuser Co.	9,517	294,361

		41,102,337

Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	10,345	5,188,017
Kroger Co. (The)	45,850	2,168,246
Sysco Corp.	6,348	549,483
Walgreens Boots Alliance Inc.	84,946	3,100,529
Walmart Inc.	55,935	7,961,229

		18,967,504

Food Products — 0.4%
Archer-Daniels-Midland Co.	5,276	511,666
Bunge Ltd.	14,624	1,443,389
Darling Ingredients Inc.(a)	5,091	399,542
General Mills Inc.	9,051	738,381
Kellogg Co.	12,744	978,994
Kraft Heinz Co. (The)	5,600	215,432
Mondelez International Inc., Class A	19,429	1,194,495

		5,481,899

Health Care Equipment & Supplies — 2.5%
Abbott Laboratories	95,678	9,466,381
Align Technology Inc.(a)	1,293	251,230
Baxter International Inc.	8,329	452,681
Becton Dickinson and Co.	10,129	2,390,140
Boston Scientific Corp.(a)	37,076	1,598,346
DENTSPLY SIRONA Inc.	103,948	3,203,677

2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Dexcom Inc.(a)	8,839	$1,067,575
Edwards Lifesciences Corp.(a)	43,052	3,118,256
Hologic Inc.(a)	21,552	1,461,226
ICU Medical Inc.(a)	8,920	1,323,817
Insulet Corp.(a)	6,481	1,677,348
Intuitive Surgical Inc.(a)	7,579	1,867,996
Medtronic PLC	54,088	4,724,046
ResMed Inc.	10,714	2,396,615

		34,999,334

Health Care Providers & Services — 3.7%
Cardinal Health Inc.	19,594	1,487,185
Centene Corp.(a)	38,688	3,293,509
Cigna Corp.	6,858	2,215,545
CVS Health Corp.	86,945	8,233,691
Elevance Health Inc.	9,167	5,012,241
HCA Healthcare Inc.	4,312	937,731
Humana Inc.	9,235	5,153,869
McKesson Corp.	3,829	1,490,898
Molina Healthcare Inc.(a)	523	187,684
Quest Diagnostics Inc.	1,346	193,353
UnitedHealth Group Inc.	42,881	23,805,387

		52,011,093

Health Care Technology — 0.1%
Teladoc Health Inc.(a)(b)	8,877	263,114
Veeva Systems Inc., Class A(a)	5,172	868,586

		1,131,700

Hotels, Restaurants & Leisure — 1.8%
Airbnb Inc., Class A(a)	17,402	1,860,448
Aramark	10,733	391,755
Booking Holdings Inc.(a)	4,361	8,152,802
Boyd Gaming Corp.	5,953	343,845
Caesars Entertainment Inc.(a)	15,040	657,699
Chipotle Mexican Grill Inc.(a)	922	1,381,460
Choice Hotels International Inc.	1,531	198,785
DraftKings Inc., Class A (a)	9,184	145,107
Expedia Group Inc.(a)	25,139	2,349,742
Norwegian Cruise Line Holdings Ltd.(a)	174,465	2,946,714
Planet Fitness Inc., Class A(a)	6,944	454,693
Royal Caribbean Cruises Ltd.(a)	19,395	1,035,305
Six Flags Entertainment Corp.(a)	39,732	886,024
Starbucks Corp.	38,842	3,363,329
Wendy’s Co. (The)	42,697	887,244

		25,054,952

Household Products — 0.9%
Church & Dwight Co. Inc.	14,813	1,098,088
Colgate-Palmolive Co.	47,880	3,535,459
Procter & Gamble Co. (The)	58,053	7,817,997

		12,451,544

Independent Power and Renewable Electricity Producers — 0.1%
Brookfield Renewable Corp., Class A	28,291	877,870

Industrial Conglomerates — 0.8%
3M Co.	48,813	6,140,187
General Electric Co.	60,898	4,738,474
Honeywell International Inc.	4,992	1,018,468

		11,897,129

Insurance — 2.6%
Allstate Corp. (The)	19,049	2,404,936
Aon PLC, Class A	3,958	1,114,137

Security	Shares	Value

Insurance (continued)
Arch Capital Group Ltd.(a)	9,039	$519,742
Assurant Inc.	1,132	153,794
Assured Guaranty Ltd.	14,146	837,302
Cincinnati Financial Corp.	12,210	1,261,537
Lincoln National Corp.	14,223	766,193
Marsh & McLennan Companies Inc.	7,070	1,141,734
MetLife Inc.	152,634	11,174,335
Principal Financial Group Inc.	65,943	5,811,557
Progressive Corp. (The)	8,943	1,148,281
Prudential Financial Inc.	52,029	5,472,931
Travelers Companies Inc. (The)	13,280	2,449,629
W R Berkley Corp.	19,994	1,487,154
Willis Towers Watson PLC	3,615	788,829

		36,532,091

Interactive Media & Services — 4.2%
Alphabet Inc., Class A(a)	270,834	25,596,521
Alphabet Inc., Class C, NVS(a)	248,485	23,521,590
IAC/InterActiveCorp.(a)	23,274	1,132,978
Meta Platforms Inc, Class A(a)	78,606	7,322,935
TripAdvisor Inc.(a)	31,888	753,195

		58,327,219

Internet & Direct Marketing Retail — 2.6%
Amazon.com Inc.(a)	342,508	35,086,519
Etsy Inc.(a)(b)	11,853	1,113,115
Wayfair Inc., Class A(a)(b)	8,917	338,133

		36,537,767
IT Services — 4.8%
Accenture PLC, Class A	62,061	17,619,118
Akamai Technologies Inc.(a)	3,573	315,603
Automatic Data Processing Inc.	33,252	8,037,008
Broadridge Financial Solutions Inc.	24,894	3,735,594
Cloudflare Inc., Class A(a)	10,344	582,574
Cognizant Technology Solutions Corp., Class A	11,964	744,759
DXC Technology Co.(a)	30,954	889,928
EPAM Systems Inc.(a)(b)	1,738	608,300
Gartner Inc.(a)	1,282	387,061
Globant SA(a)(b)	1,697	320,190
International Business Machines Corp.	39,194	5,420,138
Mastercard Inc., Class A	43,405	14,244,653
Okta Inc.(a)	2,800	157,136
Paychex Inc.	1,513	179,003
PayPal Holdings Inc.(a)	47,489	3,969,131
Snowflake Inc., Class A(a)	6,471	1,037,301
Visa Inc., Class A	36,925	7,649,383
Wix.com Ltd.(a)	5,172	434,965

		66,331,845

Leisure Products — 0.3%
Hasbro Inc.	59,543	3,885,181
Mattel Inc.(a)	6,721	127,430
Polaris Inc.	4,596	466,954
YETI Holdings Inc.(a)	7,363	236,205

		4,715,770

Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	28,520	3,945,742
Danaher Corp.	8,710	2,192,046
Illumina Inc.(a)	9,631	2,203,766
Mettler-Toledo International Inc.(a)	2,586	3,271,109
PerkinElmer Inc.	6,359	849,435
QIAGEN NV(a)	15,154	660,108

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Inc.	16,762	$8,615,165
Waters Corp.(a)	760	227,369

		21,964,740

Machinery — 1.6%
AGCO Corp.	5,080	630,785
Caterpillar Inc.	19,395	4,198,242
Cummins Inc.	16,266	3,977,200
Deere & Co.	9,088	3,597,212
IDEX Corp.	1,992	442,841
Middleby Corp. (The)(a)	3,879	542,517
Stanley Black & Decker Inc.	1,293	101,487
Xylem Inc./NY	89,570	9,174,655

		22,664,939

Marine — 0.2%
Kirby Corp.(a)	37,155	2,591,561

Media — 0.3%
Comcast Corp., Class A	74,152	2,353,585
New York Times Co. (The), Class A	10,344	299,562
Paramount Global, Class B, NVS	49,134	900,135
Trade Desk Inc. (The), Class A(a)	3,879	206,518

		3,759,800

Metals & Mining — 0.5%
Freeport-McMoRan Inc.	13,358	423,315
Newmont Corp.	31,854	1,348,061
Nucor Corp.	12,554	1,649,345
Reliance Steel & Aluminum Co.	1,810	364,679
Royal Gold Inc.	6,988	663,581
Southern Copper Corp.	10,761	505,444
Steel Dynamics Inc.	19,667	1,849,681

		6,804,106

Multi-Utilities — 0.9%
Consolidated Edison Inc.	54,383	4,783,529
Public Service Enterprise Group Inc.	66,066	3,704,320
Sempra Energy	25,400	3,833,876

		12,321,725

Multiline Retail — 0.3%
Nordstrom Inc.	9,184	186,803
Target Corp.	22,698	3,728,146

		3,914,949

Oil, Gas & Consumable Fuels — 4.9%
Antero Midstream Corp.	30,833	328,371
Antero Resources Corp.(a)	26,312	964,598
Cheniere Energy Inc.	9,051	1,596,687
Chevron Corp.	54,812	9,915,491
ConocoPhillips	67,457	8,505,653
Coterra Energy Inc.	8,238	256,449
Devon Energy Corp.	31,891	2,466,769
Diamondback Energy Inc.	30,019	4,716,285
DTE Midstream LLC(a)	15,516	926,305
EQT Corp.	24,907	1,042,109
Exxon Mobil Corp.	150,429	16,669,038
Marathon Petroleum Corp.	47,815	5,432,740
New Fortress Energy Inc.	24,561	1,352,574
Occidental Petroleum Corp.	3,110	225,786
ONEOK Inc.	49,186	2,917,714
Ovintiv Inc.	14,650	742,023
Phillips 66	3,929	409,755
Pioneer Natural Resources Co.	13,827	3,545,381

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Range Resources Corp.	8,546	$243,390
Southwestern Energy Co.(a)	30,840	213,721
Targa Resources Corp.	7,758	530,414
Texas Pacific Land Corp.	119	274,161
Valero Energy Corp.	3,546	445,200
Williams Companies Inc. (The)	115,976	3,795,895

		67,516,509

Personal Products — 0.5%
Estee Lauder Companies Inc. (The), Class A	35,355	7,088,324

Pharmaceuticals — 4.9%
Bristol-Myers Squibb Co.	130,786	10,131,991
Eli Lilly & Co.	43,843	15,875,112
Johnson & Johnson	112,547	19,579,802
Merck & Co. Inc.	116,135	11,752,862
Pfizer Inc.	235,326	10,954,425

		68,294,192

Professional Services — 0.4%
Leidos Holdings Inc.	11,951	1,214,102
Robert Half International Inc.	22,061	1,686,784
Verisk Analytics Inc.	17,407	3,182,522

		6,083,408

Road & Rail — 0.4%
CSX Corp.	22,754	661,231
Knight-Swift Transportation Holdings Inc.	5,037	241,927
Norfolk Southern Corp.	16,056	3,661,892
Uber Technologies Inc.(a)	25,157	668,422
XPO Logistics Inc.(a)	12,760	660,202

		5,893,674

Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices Inc.(a)	73,176	4,394,951
Analog Devices Inc.	28,553	4,072,229
Broadcom Inc.	17,785	8,361,084
Enphase Energy Inc.(a)	6,795	2,086,065
Entegris Inc.	7,576	601,080
First Solar Inc.(a)	16,111	2,345,278
Intel Corp.	156,872	4,459,871
KLA Corp.	4,581	1,449,658
Lam Research Corp.	2,693	1,090,073
Marvell Technology Inc.	72,358	2,871,165
Microchip Technology Inc.	51,184	3,160,100
Nvidia Corp.	102,664	13,856,560
Qualcomm Inc.	15,482	1,821,612
Texas Instruments Inc.	34,440	5,532,097
Universal Display Corp.	22,278	2,121,311

		58,223,134

Software — 8.4%
Adobe Inc.(a)	23,629	7,525,837
Aspen Technology Inc.(a)	917	221,410
Atlassian Corp., NVS	2,798	567,239
Autodesk Inc.(a)	7,758	1,662,539
Bill.com Holdings Inc.(a)	1,293	172,434
Cadence Design Systems Inc.(a)	16,939	2,564,395
Crowdstrike Holdings Inc., Class A(a)	6,648	1,071,658
Datadog Inc., Class A(a)	3,610	290,641
DocuSign Inc.(a)	6,196	299,267
Dolby Laboratories Inc., Class A	27,252	1,821,524
Fortinet Inc.(a)	15,720	898,555
Intuit Inc.	11,777	5,034,668

4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Carbon Transition Readiness ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Microsoft Corp.	303,100	$70,358,603
NortonLifeLock Inc.	85,599	1,928,545
Oracle Corp.	64,410	5,028,489
Palo Alto Networks Inc.(a)	13,815	2,370,516
RingCentral Inc., Class A(a)	1,293	45,927
Roper Technologies Inc.	405	167,889
Salesforce Inc.(a)	40,292	6,551,076
ServiceNow Inc.(a)	1,705	717,362
Splunk Inc.(a)	8,002	665,046
Synopsys Inc.(a)	4,586	1,341,634
Teradata Corp.(a)	4,961	156,718
UiPath Inc., Class A(a)	10,505	132,888
Unity Software Inc.(a)(b)	3,834	113,103
VMware Inc., Class A	10,459	1,176,951
Workday Inc., Class A(a)	15,679	2,443,102
Zendesk Inc.(a)	9,361	717,895
Zoom Video Communications Inc., Class A(a)	4,367	364,382
Zscaler Inc.(a)	2,512	387,099

		116,797,392

Specialty Retail — 2.2%
Bath & Body Works Inc.	15,516	517,924
Burlington Stores Inc.(a)	7,758	1,109,084
Dick’s Sporting Goods Inc.	2,586	294,184
GameStop Corp., Class A(a)(b)	16,283	460,972
Home Depot Inc. (The)	45,993	13,619,907
Lithia Motors Inc.	2,867	568,096
Lowe’s Companies Inc.	24,053	4,689,132
Ross Stores Inc.	27,038	2,587,266
TJX Companies Inc. (The)	23,561	1,698,748
Tractor Supply Co.	15,409	3,386,436
Ulta Beauty Inc.(a)	1,654	693,638
Williams-Sonoma Inc.	12,675	1,569,545

		31,194,932

Technology Hardware, Storage & Peripherals — 7.2%
Apple Inc.	587,433	90,076,976
Dell Technologies Inc., Class C	63,832	2,451,149
Hewlett Packard Enterprise Co.	310,342	4,428,580
HP Inc.	56,892	1,571,357

Security	Shares	Value

Technology Hardware, Storage & Peripherals (continued)
NetApp Inc.	17,914	$1,240,903
Western Digital Corp.(a)	23,274	799,928

		100,568,893

Textiles, Apparel & Luxury Goods — 0.6%
Lululemon Athletica Inc.(a)(b)	3,082	1,014,101
Nike Inc., Class B	55,350	5,129,838
PVH Corp.	9,092	466,602
VF Corp.	69,481	1,962,838

		8,573,379

Trading Companies & Distributors — 0.1%
WW Grainger Inc.	3,661	2,139,305

Water Utilities — 0.0%
American Water Works Co. Inc.	2,693	391,401

Total Long-Term Investments — 99.0% (Cost: $1,471,584,523)		1,375,698,385

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 3.29%(c)(d)(e)	8,216,788	8,215,144
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.97%(c)(d)	11,880,000	11,880,000

Total Short-Term Securities — 1.5% (Cost: $20,095,898)		20,095,144

Total Investments — 100.5% (Cost: $1,491,680,421)		1,395,793,529

Liabilities in Excess of Other Assets — (0.5)%		(6,557,308)

Net Assets — 100.0%		$1,389,236,221

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Carbon Transition Readiness ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$8,867,997	$—	$(653,424	)(a)	$1,989	$(1,418)	$8,215,144	8,216,788	$15,613	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	14,910,000	—	(3,030,000	)(a)	—	—	11,880,000	11,880,000	94,365		—
BlackRock Inc.(c)	4,055,900	7,116	(4,572,262)		(200,060)	709,306	—	—	—		—

					$(198,071)	$707,888	$20,095,144		$109,978		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini Index	55	12/16/22	$10,678	$(46,888)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

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Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock U.S. Carbon Transition Readiness ETF

Fair Value Hierarchy as of Period End (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,375,698,385	$—	$—	$1,375,698,385
Money Market Funds	20,095,144	—	—	20,095,144

	$1,395,793,529	$—	$—	$1,395,793,529

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(46,888)	$—	$—	$(46,888)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares

7